Share capital	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share capital

19. Share capital

	2024	2023

No. of ordinary shares	40,239,419	12,683,039

The share capital of ESGL US$50,000 divided into 500,000,000 ordinary shares of par value US$0.0001 each.

During the financial year ended December 31, 2024, the Company issued 315,000 shares as settlement of promissory notes as well as issued 27,241,380 shares in private placements.